Fair Value Measurements (Details) - EBP 001 - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 50,590,945	$ 49,012,871
Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	46,742,587	43,491,899
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	46,742,587	43,491,899
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,848,358	5,520,972
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	45,035,578
Mutual funds | Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	45,035,578	41,660,243
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	45,035,578	41,660,243
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Key Tronic Corporation common stock | Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	826,025	1,108,385
Key Tronic Corporation common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	826,025	1,108,385
Key Tronic Corporation common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Key Tronic Corporation common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Participant directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	880,984	723,271
Participant directed brokerage accounts | Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	880,984	723,271
Participant directed brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	880,984	723,271
Participant directed brokerage accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Participant directed brokerage accounts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0